Provision for Income Taxes: Schedule Of Componenents Of Income Tax Expense (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Details
-Current					$ 30,874
-Deferred					72,857	17,791
Foreign (Canadian and Provincial) Income Taxes					623,438	1,176,020
-Current					3,736
-Deferred						(30,360)
INCOME TAX EXPENSE	$ 870,625	$ (127,347)	$ 2,714,839	$ 337,222	$ 730,905	$ 1,163,451